Document and Entity Information Document	Sep. 06, 2023
Cover [Abstract]
Title of 12(b) Security	Common Stock
Document Type	8-K
Entity Incorporation, State or Country Code	DE
Entity File Number	1-6903
Entity Tax Identification Number	75-0225040
Entity Address, Address Line One	14221 N. Dallas Parkway, Suite 1100,
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254-2957
City Area Code	214
Local Phone Number	631-4420
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Registrant Name	TRINITY INDUSTRIES INC
Entity Central Index Key	0000099780
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Trading Symbol	TRN
Security Exchange Name	NYSE
Document Period End Date	Sep. 06, 2023